Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	10
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,774,849.81

Principal:
Principal Collections	$24,528,418.30
Prepayments in Full	$12,233,536.63
Liquidation Proceeds	$915,285.58
Recoveries	$46,124.76

Sub Total	$37,723,365.27

Collections	$41,498,215.08

Purchase Amounts:
Purchase Amounts Related to Principal	$207,638.16
Purchase Amounts Related to Interest	$965.39

Sub Total	$208,603.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$41,706,818.63

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	10
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,706,818.63
Servicing Fee	$936,769.11	$936,769.11	$0.00	$0.00	$40,770,049.52
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,770,049.52
Interest — Class A-2 Notes	$126,324.77	$126,324.77	$0.00	$0.00	$40,643,724.75
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$40,257,114.75
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$40,003,208.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,003,208.75
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$39,916,827.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,916,827.58
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$39,854,017.83
Third Priority Principal Payment	$4,545,333.67	$4,545,333.67	$0.00	$0.00	$35,308,684.16
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$35,227,961.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,227,961.16
Regular Principal Payment	$28,114,764.49	$28,114,764.49	$0.00	$0.00	$7,113,196.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$7,113,196.67
Residual Released to Depositor	$0.00	$7,113,196.67	$0.00	$0.00	$0.00

Total		$41,706,818.63

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,545,333.67
Regular Principal Payment	$28,114,764.49

Total	$32,660,098.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,660,098.16	$119.50	$126,324.77	$0.46	$32,786,422.93	$119.96
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$32,660,098.16	$23.53	$996,754.69	$0.72	$33,656,852.85	$24.25

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	10
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$233,214,953.55	0.8533295	$200,554,855.39	0.7338268
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$994,684,953.55	0.7167506	$962,024,855.39	0.6932164

Pool Information
Weighted Average APR		4.183%		4.170%
Weighted Average Remaining Term		48.41		47.58
Number of Receivables Outstanding		56,979		55,989
Pool Balance		$1,124,122,929.80		$1,085,869,580.31
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$996,163,518.29		$962,929,619.88
Pool Factor		0.7307434		0.7058765

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$15,383,279.21
Targeted Credit Enhancement Amount				$16,288,043.70
Yield Supplement Overcollateralization Amount				$122,939,960.43
Targeted Overcollateralization Amount				$123,844,724.92
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$123,844,724.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$15,383,279.21
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$15,383,279.21
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	10
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		131	$368,470.82
(Recoveries)		44	$46,124.76

Net Losses for Current Collection Period			$322,346.06
Cumulative Net Losses Last Collection Period			$2,979,317.48

Cumulative Net Losses for all Collection Periods			$3,301,663.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.80%	419	$8,710,113.24
61-90 Days Delinquent	0.11%	49	$1,162,167.00
91-120 Days Delinquent	0.04%	16	$388,660.42
Over 120 Days Delinquent	0.05%	25	$497,214.95

Total Delinquent Receivables	0.99%	509	$10,758,155.61

Repossession Inventory:

Repossessed in the Current Collection Period		52	$1,317,110.89
Total Repossessed Inventory		70	$1,924,894.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.3313%
Preceding Collection Period			0.5371%
Current Collection Period			0.3501%
Three Month Average			0.4062%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.1376%
Preceding Collection Period			0.1229%
Current Collection Period			0.1607%
Three Month Average			0.1404%